Fair Value Measurements - Schedule of the activity in warrant liability (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Fair Value Measurements
Fair value at beginning	$ 7,852,000
Change in fair value	(6,147,210)
Fair value at ending	1,704,790
Series A warrants
Fair Value Measurements
Fair value at beginning	1,812,000
Change in fair value	(1,683,650)
Fair value at ending	128,350
Series B warrants
Fair Value Measurements
Fair value at beginning	6,040,000
Change in fair value	(4,463,560)
Fair value at ending	$ 1,576,440